SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of assets by reportable segment
Assets by reportable segment follow.

	December 31,
	2015	2014	2013

	(In thousands)
Assets:
Utica Shale (1)	$886,224	$735,587	$—
Williston Basin	740,361	861,461	680,014
Piceance/DJ Basins	866,095	941,382	936,794
Barnett Shale	416,586	428,935	431,578
Marcellus Shale	233,116	243,884	214,379
Total reportable segment assets	3,142,382	3,211,249	2,262,765
Corporate	22,290	31,213	19,281
Total assets	$3,164,672	$3,242,462	$2,282,046
__________
(1) Represents the investment in equity method investees for Ohio Gathering (see Note 7) and total assets for Summit Utica.

Schedule of segment reporting information
Segment adjusted EBITDA by reportable segment follows.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Reportable segment adjusted EBITDA:
Utica Shale (1)	$35,873	$6,176	$—
Williston Basin	34,008	30,009	17,350
Piceance/DJ Basins	110,222	110,763	79,687
Barnett Shale	59,526	60,528	69,473
Marcellus Shale	23,214	15,940	6,333
Total reportable segment adjusted EBITDA	$262,843	$223,416	$172,843
__________
(1) Includes our proportional share of adjusted EBITDA for Ohio Gathering and is reflected as the proportional adjusted EBITDA for equity method investees in the reconciliation of income or loss before income taxes to segment adjusted EBITDA.
Revenues by reportable segment follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Revenues:
Utica Shale	$4,700	$190	$—
Williston Basin	98,929	109,807	81,501
Piceance/DJ Basins	180,418	161,477	129,747
Barnett Shale	88,042	93,001	105,324
Marcellus Shale	28,468	22,694	9,588
Total reportable segment revenues and total revenues	$400,557	$387,169	$326,160
Adjustments related to MVC shortfall payments by reportable segment follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Adjustments related to MVC shortfall payments:
Williston Basin	$11,870	$10,743	$3,600
Piceance/DJ Basins	(21,590)	15,194	12,395
Barnett Shale	(2,182)	628	1,030
Total adjustments related to MVC shortfall payments	$(11,902)	$26,565	$17,025
Depreciation and amortization, including the amortization expense associated with our favorable and unfavorable gas gathering contracts as reported in other revenues, by reportable segment follows.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Depreciation and amortization:
Utica Shale	$1,417	$—	$—
Williston Basin	31,376	24,027	16,669
Piceance/DJ Basins	47,433	42,959	36,185
Barnett Shale	16,392	16,601	14,961
Marcellus Shale	8,682	7,648	3,998
Total reportable segment depreciation and amortization	105,300	91,235	71,813
Corporate	603	587	451
Total depreciation and amortization	$105,903	$91,822	$72,264
Capital expenditures by reportable segment follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Capital expenditures:
Utica Shale	$94,994	$24,787	$—
Williston Basin	147,477	227,283	129,236
Piceance/DJ Basins	21,144	42,417	88,104
Barnett Shale	6,875	14,567	29,534
Marcellus Shale	1,306	33,866	1,822
Total reportable segment capital expenditures	271,796	342,920	248,696
Corporate	429	460	930
Total capital expenditures	$272,225	$343,380	$249,626

Schedule of counterparties accounting for more than 10% of total revenues
Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2015	2014	2013

Percentage of total revenues (1):
Counterparty A - Piceance/DJ Basins	16%	18%	19%
Counterparty B - Piceance/DJ Basins	14%	*	*
Counterparty C - Barnett Shale	*	*	14%
__________
(1) Includes recognition of revenue that was previously deferred in connection with minimum volume commitments (see Notes 2 and 8).
* Less than 10%

Reconciliation of net income to adjusted EBITDA
A reconciliation of (loss) income before income taxes to total reportable segment adjusted EBITDA follows.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Reconciliation of income (loss) before income taxes to segment adjusted EBITDA:
(Loss) income before income taxes	$(216,268)	$(29,802)	$47,737
Add:
Allocated corporate expenses	27,352	15,441	10,153
Interest expense	59,092	48,586	21,314
Depreciation and amortization	105,903	91,822	72,264
Proportional adjusted EBITDA for equity method investees	33,667	6,006	—
Adjustments related to MVC shortfall payments	(11,902)	26,565	17,025
Unit-based and noncash compensation	7,017	5,841	4,242
Loss on asset sales	42	442	113
Long-lived asset impairment	9,305	5,505	—
Goodwill impairment	248,851	54,199	—
Less:
Interest income	2	4	5
Gain on asset sales	214	—	—
Impact of purchase price adjustment	—	1,185	—
Total reportable segment adjusted EBITDA	$262,843	$223,416	$172,843